                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     5.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07870

                     Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Real Estate Shares

 Schedule of Investments 3/31/2012 (unaudited)

 Shares

 Value

 COMMON STOCKS - 96.3%

 Consumer Services - 2.6%

 Hotels, Resorts & Cruise Lines - 2.6%

 49,600

 Pebblebrook Hotel Trust *

 $

 1,119,968

 36,600

 Starwood Hotels & Resorts Worldwide, Inc.

 2,064,606

 $

 3,184,574

 Total Consumer Services

 $

 3,184,574

 Real Estate - 93.7%

 Diversified Real Estate Investment Trusts - 7.9%

 48,369

 American Assets Trust, Inc.

 $

 1,102,813

 64,600

 Liberty Property Trust

 2,307,512

 93,200

 Retail Opportunity Investments Corp.

 1,122,128

 16,700

 Select Income Real Estate Investment Trust (144A) *

 377,086

 56,600

 Vornado Realty Trust

 4,765,720

 $

 9,675,259

 Industrial Real Estate Investment Trusts - 5.9%

 107,400

 First Potomac Realty Trust *

 $

 1,298,466

 163,300

 ProLogis, Inc.

 5,882,066

 $

 7,180,532

 Office Real Estate Investment Trusts - 14.3%

 31,400

 Alexandria Real Estate Equities, Inc.

 $

 2,296,282

 111,600

 BioMed Realty Trust, Inc.

 2,118,168

 53,500

 Boston Properties, Inc.

 5,616,965

 26,900

 Coresite Realty Corp. *

 634,571

 95,000

 DuPont Fabros Technology, Inc.

 2,322,750

 76,100

 Kilroy Realty Corp. *

 3,547,021

 51,300

 Piedmont Office Realty Trust, Inc. (144A)

 910,575

 $

 17,446,332

 Residential Real Estate Investment Trusts - 17.2%

 29,100

 American Campus Communities, Inc.

 $

 1,301,352

 42,000

 AvalonBay Communities, Inc.

 5,936,700

 41,100

 Camden Property Trust

 2,702,325

 25,300

 Equity Lifestyle Properties, Inc. *

 1,764,422

 133,000

 Equity Residential

 8,328,460

 6,100

 Essex Property Trust, Inc.

 924,211

 $

 20,957,470

 Retail Real Estate Investment Trusts - 22.4%

 166,100

 DDR Corp.

 $

 2,425,060

 30,700

 Federal Realty Investment Trust

 2,971,453

 157,200

 Kite Realty Group Trust

 828,444

 35,300

 National Retail Properties, Inc.

 959,807

 49,800

 Ramco-Gershenson Properties Trust *

 608,556

 64,200

 Regency Centers Corp.

 2,855,616

 81,000

 Simon Property Group, Inc.

 11,800,080

 84,400

 The Macerich Co.

 4,874,100

 $

 27,323,116

 Specialized Real Estate Investment Trusts - 24.2%

 65,900

 CubeSmart

 $

 784,210

 47,400

 Entertainment Properties Trust (144A)

 2,198,412

 80,400

 Extra Space Storage, Inc.

 2,314,716

 114,500

 HCP, Inc.

 4,518,170

 20,900

 Health Care Real Estate Investment Trust, Inc.

 1,148,664

 233,200

 Host Hotels & Resorts, Inc.

 3,829,144

 94,000

 Omega Healthcare Investors, Inc.

 1,998,440

 45,400

 Public Storage

 6,272,918

 64,900

 RLJ Lodging Trust (144A) *

 1,209,087

 90,000

 Ventas, Inc.

 5,139,000

 $

 29,412,761

 Real Estate Operating Companies - 1.8%

 59,100

 Brookfield Office Properties, Inc.

 $

 1,031,295

 70,700

 Forest City Enterprises, Inc. *

 1,107,162

 $

 2,138,457

 Total Real Estate

 $

 117,318,501

 TOTAL COMMON STOCKS

 (Cost $54,865,991)

 $

 117,318,501

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.8%

 Repurchase Agreements - 2.8%

 3,360,000

 NR/Aaa

 Deutsche Bank AG, 0.05%, dated 3/30/12, repurchase price of $3,600,000 plus accrued interest on 4/2/12 collateralized by the following:

 $383,126 U.S. Treasury Bill, 0.0%, 4/5/12-3/7/13

 $315,163 U.S. Treasury Bond, 3.125-10.625%, 8/15/15-2/15/42

 $909,514 U.S. Treasury Notes, 0.25-4.875%, 6/15/12-2/15/22

 $1,820,601 U.S. Treasury Strip, 0.0-2.0%, 4/15/12-2/15/42

 $

 3,360,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $3,360,000)

 $

 3,360,000

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $58,225,990) (a)

 $

 120,678,501

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 1,144,555

 TOTAL NET ASSETS - 100.0%

 $

 121,823,056

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2012, the value of these securities amounted to $4,695,160 or 3.9% of total net assets.

 (a)

 At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $55,416,664 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 52,618,935

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (402,738)

 Net unrealized gain

 $

 52,216,197

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
117,318,501

$
-

$
-

$
117,318,501

 Temporary Cash Investments

-

3,360,000

-

3,360,000

 Total

$
117,318,501

$
3,360,000

$
-

$
120,678,501

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Real Estate Shares By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 30, 2012 * Print the name and title of each signing officer under his or her signature.